SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 17,497,826	$ 15,852,894
Less: accumulated depreciation	(11,281,111)	(10,298,566)
Property, equipment and software, net	6,216,715	5,554,328
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total	3,902,113	3,831,577
Electronic Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	3,542,866	2,966,868
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	921,300	904,646
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 9,131,547	$ 8,149,803